Consolidated Statement of Financial Position - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and deposits in banks		$ 2,690,638,558	$ 2,619,925,301	[1]
Cash		416,058,887	865,299,956	[1]
Central Bank of Argentina		1,873,887,706	1,123,543,196	[1]
Other local and foreign entities		345,899,213	630,960,119	[1]
Other		54,792,752	122,030	[1]
Debt securities at fair value through profit or loss		842,993,411	3,815,466,650	[1]
Derivative financial instruments		19,283,771	28,621,262	[1]
Repo transactions	[1]		1,340,514,525
Other financial assets		548,143,243	438,535,416	[1]
Loans and other financing		5,801,660,825	3,993,039,837	[1]
Non-financial public sector		69,917,894	10,269,100	[1]
Other financial entities		63,132,416	21,700,303	[1]
Non-financial private sector and foreign residents		5,668,610,515	3,961,070,434	[1]
Other debt securities		3,125,868,874	938,418,588	[1]
Financial assets delivered as guarantee		247,095,642	289,388,445	[1]
Current income tax assets		84,305,893	1,911,464	[1]
Equity instruments at fair value through profit or loss		8,721,010	6,998,576	[1]
Investments in associates and joint ventures		4,601,819	3,669,558	[1]
Property, plant and equipment		788,293,011	776,953,158	[1]
Intangible assets		147,475,912	163,694,286	[1]
Deferred income tax assets		2,251,924	2,167,935	[1]
Other non-financial assets		105,262,585	119,296,540	[1]
Non-current assets held for sale		75,828,353	91,218,653	[1]
TOTAL ASSETS	[2]	14,492,424,831	14,629,820,194	[1]
LIABILITIES
Deposits		8,422,705,887	7,339,158,200	[1]
Non-financial public sector		643,700,325	407,437,205	[1]
Financial Sector		12,022,826	43,956,526	[1]
Non-financial private sector and foreign residents		7,766,982,736	6,887,764,469	[1]
Liabilities at fair value through profit or loss		7,183,451	30,106,856	[1]
Derivative financial instruments		1,321,602	6,179,869	[1]
Repo transactions		18,956,694	51,395,109	[1]
Other financial liabilities		1,031,875,594	815,507,243	[1]
Financing received from the BCRA and other financial institutions		43,472,692	43,115,043	[1]
Issued corporate bonds		14,789,758	128,184,411	[1]
Current income tax liabilities		18,982,974	465,761,461	[1]
Subordinated corporate bonds		417,675,451	714,760,748	[1]
Provisions		17,112,302	19,191,370	[1]
Deferred income tax liabilities		80,145,127	98,899,291	[1]
Other non-financial liabilities		367,490,697	477,937,714	[1]
TOTAL LIABILITIES	[2]	10,441,712,229	10,190,197,315	[1]
SHAREHOLDERS' EQUITY
Capital stock		639,413	639,413	[1]
Non-capital contributions		12,429,781	12,429,781	[1]
Capital adjustments		1,250,693,939	1,250,693,939	[1]
Earnings reserved		3,316,601,507	2,654,954,261	[1]
Unappropriated retained earnings		(847,137,126)	(835,824,135)	[1]
Accumulated other comprehensive income		(9,646,543)	88,256,376	[1]
Net income for the fiscal year		325,502,107	1,267,458,712	[1]
Net shareholders' equity attributable to controlling interests	[2]	4,049,083,078	4,438,608,347	[1]
Net shareholders' equity attributable to non-controlling interests	[2]	1,629,524	1,014,532	[1]
TOTAL SHAREHOLDERS' EQUITY		4,050,712,602	4,439,622,879	[1]
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES		$ 14,492,424,831	$ 14,629,820,194	[1]

[1]	See Note 3.
[2]	See Note 14.2 related to the merger with Banco BMA SAU.